Subsequent Events - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended						0 Months Ended		1 Months Ended
	Nov. 30, 2013	May 31, 2013	May 31, 2012	May 31, 2010	May 31, 2013 Minimum	Nov. 30, 2013 Convertible Debt	May 31, 2013 Convertible Debt	Jan. 03, 2014 Subsequent Event	Dec. 04, 2013 Subsequent Event Installment	Dec. 23, 2013 Subsequent Event	Dec. 31, 2013 Subsequent Event	Aug. 30, 2013 Subsequent Event Convertible Debt	Jul. 31, 2013 Subsequent Event Unsecured Convertible Promissory Notes	Jul. 31, 2013 Subsequent Event Unsecured Convertible Promissory Notes Sale of Note Payable	Jul. 31, 2013 Subsequent Event Unsecured Convertible Promissory Notes If Converted	Jul. 31, 2013 Subsequent Event Unsecured Convertible Promissory Notes Minimum
Subsequent Event [Line Items]
Issuance of promissory notes													$ 1,200,000
Interest rate on notes					5.00%								5.00%
Maturity date													Feb. 01, 2014
Proceeds from sale of securities													3,000,000
Convertible note conversion price Trigger per share													$ 0.65
Conversion price decrease per share													$ 0.10
Convertible note conversion price per share					$ 0.65			$ 0.65				$ 0.75				$ 0.35
Warrant exercise period													3 years
Warrants issued to purchase common stock											80,000		923,072
Common stock warrant exercise price	0.75										0.75			0.50	0.75
Value Of Warrants													1.30
Class of warrant term													5 years
Cash fee paid to a registered broker-dealer													120,000
Principal amount of notes	7,221,250	6,588,250				4,621,250	6,021,250					920,000
Aggregate principal amount plus accrued but unpaid interest	2,350,000	567,000		146,456				100,000				12,071
Common stock issued								157,154				1,242,762
Stock options , shares granted	17,848,540	11,166,274	3,456,088						50,000
Stock options, exercise price									$ 1.09
Stock option, vesting installments									3
Stock option , expire period									5 years
Exercisable warrants, expire period	5 years										5 years
Percentage of deposit payment to consulting firm										20.00%
Consulting fee										789,917
Aggregate principal amount plus accrued but unpaid interest								$ 2,151